JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated May 30, 2017 to PROSPECTUSES dated May 1, 2017

Changes to Variable Investment Option Series Listings

This Supplement applies to WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus for the Contract you purchased (the “Annuity Prospectus”) dated May 1, 2017.

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

Purpose of this Supplement

This Supplement announces changes to the JHVIT Series listings in the “Portfolio Investment Objectives” table in “IV. General Information about Us, the Separate Accounts and the Portfolios.” The correct Series listings in the table below replace the listings in the Annuity Prospectus:

Portfolio Investment Objectives

JOHN HANCOCK VARIABLE INSURANCE TRUST

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective

500 Index Trust B (successor to U.S. Equity Trust) Series NAV	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Active Bond Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]	Seeks income and capital appreciation.

American Asset Allocation Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Global Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.

American Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital.

American Growth-Income Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital and income.

American International Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.

American New World Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term capital appreciation.

Blue Chip Growth Trust Series II	T. Rowe Price Associates, Inc.	Seeks to provide long-term growth of capital. Current income is a secondary objective.

JOHN HANCOCK VARIABLE INSURANCE TRUST

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective

Bond Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks income and capital appreciation.

Capital Appreciation Trust Series II	Jennison Associates LLC	Seeks long-term growth of capital.

Capital Appreciation Value Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.

Core Bond Trust Series II	Wells Capital Management, Incorporated	Seeks total return consisting of income and capital appreciation.

Core Strategy Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long term growth of capital; current income is also a consideration.

Equity Income Trust Series II	T. Rowe Price Associates, Inc.	Seeks to provide substantial dividend income and also long-term growth of capital.

Financial Industries Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks growth of capital.

Fundamental All Cap Core Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks long-term growth of capital.

Fundamental Large Cap Value Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks long-term capital appreciation.

Global Bond Trust Series II	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

Global Trust Series II	Templeton Global Advisors Limited	Seeks long-term capital appreciation.

Health Sciences Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.

High Yield Trust[2] Series II	Western Asset Management Company	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

International Equity Index Trust B Series NAV	SSgA Funds Management, Inc.	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

International Growth Stock Trust Series II	Invesco Advisers, Inc.	Seeks long term growth of capital.

International Small Company Trust Series II	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

International Value Trust (successor to International Core Trust)[3] Series II	Templeton Investment Counsel, LLC	Seeks long-term growth of capital.

Investment Quality Bond Trust Series II	Wellington Management Company, LLP	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.

JOHN HANCOCK VARIABLE INSURANCE TRUST

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective

Lifestyle Aggressive MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.

Lifestyle Aggressive PS Series Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital.

Lifestyle Balanced MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.

Lifestyle Balanced PS Series Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Lifestyle Conservative MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.

Lifestyle Conservative PS Series Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a high level of current income with some consideration given to growth of capital.

Lifestyle Growth MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.

Lifestyle Growth PS Series (successor to Franklin Templeton Founding Allocation Trust) Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital. Current income is also a consideration.

Lifestyle Moderate MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.

Lifestyle Moderate PS Series Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Mid Cap Index Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index.

Mid Cap Stock Trust Series II	Wellington Management Company, LLP	Seeks long-term growth of capital.

JOHN HANCOCK VARIABLE INSURANCE TRUST

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective

Mid Value Trust Series II	T. Rowe Price Associates, Inc.	Seek long-term capital appreciation.

Money Market Trust Series NAV	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks to obtain maximum current income consistent with preservation of principal and liquidity.

Real Estate Securities Trust[4] Series II	Deutsche Investment Management Americas Inc. (“DIMA”)	Seeks to achieve a combination of long-term capital appreciation and current income.

Science & Technology Trust Series II	T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC[5]	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective.

Short Term Government Income Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

Small Cap Growth Trust Series II	Wellington Management Company, LLP	Seeks long-term capital appreciation.

Small Cap Index Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Small Cap Opportunities Trust Series II	Dimensional Fund Advisors LP & Invesco Advisers, Inc.[6]	Seeks long-term capital appreciation.

Small Cap Value Trust Series II	Wellington Management Company, LLP	Seeks long-term capital appreciation.

Small Company Value Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.

Strategic Income Opportunities Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income.

Total Bond Market Trust B Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market).

Total Stock Market Index Trust (successor to All Cap Core Trust) Series II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Ultra Short Term Bond Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Utilities Trust Series II	Massachusetts Financial Services Company	Seeks capital growth and current income.

Value Trust Series II	Invesco Advisers, Inc.	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
DEUTSCHE INVESTMENTS VIT FUNDS
Deutsche Equity 500 Index VIP Series B2	Deutsche Investment Management Americas Inc.[7]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500® Index”)[8], which emphasizes stocks of large U.S. companies.

[1]	The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[2]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[3]	The Portfolio is subadvised by Templeton Investment Counsel, LLC under an agreement with Templeton Global Advisors Limited.
[4]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[5]	The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.
[6]	The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[7]	Deutsche Equity 500 Index VIP is subadvised by Northern Trust Investments, Inc. (“NTI”).
[8]	“Standard & Poor’s” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2017, the market capitalizations of companies included in the S&P 500 Index ranged from $2.5 billion to $730.4 billion.

You should retain this Supplement for future reference.

Supplement dated May 30, 2017

05/17:VAPS47	333-70728 333-70730 333-70850 033-79112 033-46217 333-83558